UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands

Government Obligations Fund

DESCRIPTION	PAR	VALUEs

U.S. Government Agency Obligations - 66.5%
U.S. Agency Debentures - 66.5%
Federal Farm Credit Bank
1.040%, 12/01/2008 r	$100,000	$99,911
1.050%, 12/01/2008 r	98,500	98,500
1.070%, 12/01/2008 r	100,000	99,999
2.830%, 12/01/2008 r	248,500	248,500
2.088%, 12/06/2008 r	48,500	48,500
1.274%, 12/23/2008 r	144,100	144,100
1.511%, 12/26/2008 r	150,000	149,986
5.250%, 08/03/2009	16,200	16,496

Federal Home Loan Bank
0.895%, 12/01/2008 r	100,000	100,000
1.080%, 12/01/2008 r	150,000	150,000
1.030%, 12/01/2008 r	150,000	150,000
1.040%, 12/01/2008 r	100,000	100,000
1.020%, 12/01/2008 r	69,997	69,997
1.120%, 12/01/2008 r	50,000	50,000
0.935%, 12/01/2008 r	123,500	123,500
1.090%, 12/01/2008 r	75,000	75,000
1.756%, 12/03/2008 	100,000	99,986
2.238%, 12/05/2008 r	199,500	199,500
2.817%, 12/10/2008 r	63,000	63,058
1.369%, 12/12/2008 r	142,500	142,500
2.649%, 12/12/2008 r	109,250	109,250
1.394%, 12/17/2008 	102,000	101,934
1.299%, 12/22/2008 r	100,000	100,000
2.524%, 12/22/2008 	100,000	99,866
1.351%, 12/28/2008 r	75,000	74,967
3.809%, 12/30/2008 r	199,500	199,500
4.038%, 01/05/2009 r	19,500	19,497
4.089%, 01/08/2009 r	100,000	99,994
2.404%, 01/09/2009 	100,000	99,740
4.164%, 01/07/2009 r	64,000	64,011
4.349%, 01/10/2009 r	100,000	100,000
4.449%, 01/13/2009 r	150,000	150,178
4.460%, 01/16/2009 r	110,000	109,980
3.541%, 01/24/2009 r	150,000	150,000
3.585%, 01/30/2009 r	381,000	381,000
2.542%, 02/02/2009 	125,000	124,451
2.481%, 02/02/2009 	100,000	99,571
3.009%, 02/05/2009 r	330,000	330,000
2.689%, 02/05/2009 r	74,000	74,000
2.116%, 02/18/2009 r	109,000	109,017
1.570%, 02/21/2009 r	100,000	100,000
2.850%, 03/04/2009	26,685	26,694
2.660%, 03/12/2009	48,000	48,000
2.500%, 03/17/2009	100,000	99,979
2.812%, 03/17/2009 	75,000	74,393
0.727%, 03/18/2009 	100,000	99,786
1.651%, 05/05/2009 	50,000	49,651
2.350%, 04/07/2009	23,800	23,795
2.270%, 04/14/2009	50,000	50,002
2.560%, 04/14/2009 	50,000	49,535
2.520%, 04/21/2009	40,000	40,000
2.800%, 05/06/2009	36,220	36,220
1.180%, 05/20/2009 	69,100	68,721

Federal Home Loan Mortgage Corporation
2.258%, 12/05/2008 r	119,000	118,886
1.693%, 12/08/2008 r	148,000	148,010
2.499%, 12/15/2008 	300,000	299,696
1.448%, 12/18/2008 r	126,950	126,950
4.625%, 12/19/2008	47,516	47,562
1.394%, 12/21/2008 r	100,000	100,000
1.368%, 12/23/2008 	300,000	299,743
1.029%, 12/26/2008 	150,000	149,891
2.179%, 12/29/2008 	75,000	74,872
2.011%, 12/30/2008 	100,000	99,836
1.482%, 12/30/2008 	200,000	199,758
1.993%, 01/05/2009 	100,000	99,806
2.807%, 01/07/2009 	125,000	124,640
3.875%, 01/12/2009	99,633	99,856
5.000%, 01/16/2009	50,000	50,173
3.535%, 01/27/2009 r	50,000	50,000
1.002%, 01/27/2009 	75,000	74,881
3.645%, 01/30/2009 r	200,000	200,000
2.224%, 02/02/2009 	26,200	26,099
1.004%, 02/04/2009 	75,000	74,865
2.382%, 02/09/2009 	100,000	99,543
2.537%, 02/10/2009 	59,000	58,709
1.871%, 02/11/2009 	50,000	49,815
2.851%, 02/17/2009 	63,797	63,410
2.088%, 02/17/2009 	34,785	34,630
2.831%, 02/17/2009 	100,000	99,398
4.875%, 02/17/2009	157,000	157,800
4.750%, 03/05/2009	93,200	93,806
2.378%, 03/09/2009 	286,364	284,544
2.600%, 03/12/2009	33,500	33,500
2.600%, 03/17/2009	31,600	31,600
2.300%, 03/19/2009	30,000	30,000
2.762%, 03/23/2009 	50,000	49,580
2.533%, 03/23/2009 	50,000	49,614
1.119%, 03/25/2009 	75,754	75,489
2.120%, 03/30/2009 	33,000	32,773
2.713%, 03/31/2009 	50,000	49,558
2.350%, 04/01/2009	50,000	50,000
2.450%, 04/09/2009	70,000	70,000
2.265%, 04/14/2009	50,000	49,992
2.550%, 04/21/2009	34,500	34,500
1.169%, 05/11/2009 	50,000	49,743
1.169%, 05/11/2009 	100,000	99,486
1.734%, 05/11/2009 	32,750	32,501
1.890%, 05/18/2009 	7,693	7,627
5.250%, 05/21/2009	85,445	86,529
2.900%, 06/12/2009	36,500	36,500
1.790%, 06/23/2009 	75,000	74,256
1.325%, 06/26/2009 	47,700	47,343
2.800%, 06/29/2009	25,400	25,400
6.625%, 09/15/2009	89,750	92,993

Federal National Mortgage Association
0.780%, 12/01/2008 r	225,000	224,958
0.835%, 12/01/2008 r	99,000	99,000
0.750%, 12/01/2008 r	100,000	100,000
0.770%, 12/01/2008 r	75,000	75,000
0.810%, 12/01/2008 r	75,000	74,994
0.091%, 12/01/2008 	67,000	67,000
1.656%, 12/01/2008 	100,000	100,000
1.725%, 12/03/2008 	23,500	23,497
1.790%, 12/08/2008 	100,000	99,961
1.160%, 12/08/2008 	75,000	74,981
1.142%, 12/15/2008 	200,000	199,907
0.951%, 12/15/2008 	50,003	49,984
1.120%, 12/22/2008 	55,530	55,493
2.190%, 12/26/2008 	55,856	55,770
0.797%, 01/14/2009 	24,800	24,776
2.157%, 01/14/2009 	100,000	99,737
2.677%, 01/14/2009 	46,761	46,609
2.246%, 01/21/2009 	100,000	99,684
0.799%, 01/21/2009 	31,300	31,265
2.006%, 01/28/2009 	100,000	99,679
2.177%, 02/09/2009 	50,000	49,791
0.905%, 02/09/2009 	66,763	66,646
1.006%, 02/11/2009 	23,700	23,653
2.180%, 02/12/2009 r	499,500	498,182
2.859%, 02/13/2009 	75,000	74,567
3.250%, 02/15/2009	24,790	24,831
2.852%, 02/18/2009 	94,162	93,583
2.852%, 02/18/2009 	78,741	78,257
1.059%, 02/23/2009 	104,250	103,995
1.008%, 02/23/2009 	100,000	99,767
0.957%, 02/23/2009 	100,000	99,778
1.090%, 02/24/2009 	33,610	33,524
2.928%, 02/25/2009 	60,000	59,589
2.918%, 02/25/2009 	100,000	99,317
1.672%, 03/02/2009 	100,000	99,583
0.857%, 03/02/2009 	75,000	74,839
2.897%, 03/04/2009 	105,650	104,876
2.812%, 03/16/2009 	75,000	74,398
4.625%, 03/06/2009	20,000	20,121
4.300%, 03/09/2009	29,490	29,649
2.532%, 03/19/2009 	125,000	124,070
2.449%, 03/19/2009 	100,000	99,280
0.911%, 04/01/2009 	200,000	199,395
1.247%, 04/01/2009 	75,000	74,690
2.350%, 04/06/2009 	100,000	99,195
1.320%, 04/15/2009 	99,500	99,015
1.117%, 05/01/2009 	22,596	22,492
1.497%, 05/06/2009 	100,000	99,363
2.984%, 05/08/2009 	9,718	9,594
4.250%, 05/15/2009	20,505	20,664
1.169%, 05/27/2009 	35,059	34,861
1.840%, 05/28/2009 	150,000	148,665
2.367%, 07/20/2009 	75,000	73,893
6.625%, 09/15/2009	25,062	25,940

Tennessee Valley Authority
0.763%, 12/04/2008 	75,000	74,994
0.962%, 12/18/2008 	75,000	74,965
2.452%, 05/01/2009 	800	792

Total U.S. Government Agency Obligations
(Cost $14,902,537)		14,902,537

Repurchase Agreements - 33.5%
Bank of America
0.250%, dated 11/28/2008, matures 12/01/2008, repurchase price $1,690,038
(collateralized by U.S. Treasury Obligations: Total market value $1,723,834)	1,690,033	1,690,033
Barclays
0.250%, dated 11/28/2008, matures 12/01/2008, repurchase price $1,100,023
(collateralized by U.S. Treasury Obligations: Total market value $1,122,000)	1,100,000	1,100,000
BNP Paribas
0.420%, dated 11/28/2008, matures 12/01/2008, repurchase price $2,000,117
(collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000
CS First Boston
0.250%, dated 11/28/2008, matures 12/01/2008, repurchase price $1,200,025
(collateralized by U.S. Treasury Obligations: Total market value $1,224,006)	1,200,000	1,200,000
0.300%, dated 11/28/2008, matures 12/01/2008, repurchase price $125,003
(collateralized by U.S. Treasury Obligations: Total market value $127,500)	125,000	125,000
Merrill Lynch
0.150%, dated 11/28/2008, matures 12/01/2008, repurchase price $850,011
(collateralized by U.S. Treasury Obligations: Total market value $867,004)	850,000	850,000
UBS Warburg
0.200%, dated 11/28/2008, matures 12/01/2008, repurchase price $250,004
(collateralized by U.S. Treasury Obligations: Total market value $255,001)	250,000	250,000
0.250%, dated 11/28/2008, matures 12/01/2008, repurchase price $275,006
(collateralized by U.S. Treasury Obligations: Total market value $280,505)	275,000	275,000

Total Repurchase Agreements
(Cost $7,490,033)		7,490,033

Total Investments ◆ - 100%		22,392,570
(Cost $22,392,570)
Other Assets and Liabilities, Net - 0.0%		861
Total Net Assets - 100%		$22,393,431

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify t

r	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2008. The date shown is the next reset date.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of
November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $22,392,540. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$—
Level 2 - Other significant observable inputs	22,392,540
Level 3 - Significant unobservable inputs	—
Total	$22,392,540

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands

Prime Obligations Fund

DESCRIPTION	PAR	VALUE s

Commercial Paper - 31.9%
Asset-Backed ■ - 17.9%
Atlantic Asset Securitization
3.750%, 01/09/2009	$15,000	$14,939
4.000%, 01/09/2009	100,000	99,567
4.200%, 01/09/2009	45,000	44,795
2.000%, 01/26/2009	87,000	86,729
2.250%, 01/26/2009	63,000	62,780
1.950%, 02/02/2009	40,000	39,864
Barton Capital
2.740%, 12/03/2008	97,899	97,884
3.150%, 01/16/2009	60,000	59,759
1.550%, 01/23/2009	50,000	49,886
2.150%, 01/23/2009	70,000	69,778
1.500%, 02/02/2009	50,000	49,869
1.450%, 02/06/2009	15,000	14,960
Bryant Park Funding
1.000%, 12/11/2008	20,000	19,994
1.050%, 12/15/2008	71,692	71,663
1.600%, 01/02/2009	25,000	24,964
3.150%, 01/21/2009	25,210	25,098
1.500%, 02/12/2009	23,418	23,347
Chariot Funding
3.200%, 12/01/2008	17,348	17,348
1.000%, 12/05/2008	51,042	51,036
1.400%, 01/07/2009	51,120	51,046
1.400%, 01/07/2009	51,000	50,927
1.400%, 01/07/2009	25,000	24,964
1.400%, 01/21/2009	101,000	100,800
1.400%, 01/28/2009	51,004	50,889
Fairway Finance
2.200%, 12/01/2008	15,000	15,000
4.650%, 12/01/2008	70,000	70,000
1.200%, 12/04/2008	40,000	39,996
3.350%, 01/12/2009	50,000	49,805
3.550%, 01/16/2009	50,000	49,773
1.550%, 01/20/2009	50,000	49,892
1.650%, 01/20/2009	29,000	28,934
1.650%, 01/22/2009	40,000	39,905
Falcon Asset Securitization
1.400%, 12/04/2008	75,000	74,983
1.400%, 01/12/2009	72,000	71,883
1.400%, 01/12/2009	34,122	34,066
1.400%, 01/29/2009	101,000	100,669
1.400%, 02/06/2009	27,000	26,930
Govco
3.850%, 01/05/2009	100,000	99,626
1.400%, 01/06/2009	22,000	21,969
3.500%, 01/16/2009	100,000	99,553
2.000%, 01/20/2009	40,000	39,889
3.000%, 01/20/2009	15,000	14,937
1.650%, 01/26/2009	21,700	21,644
1.450%, 02/10/2009	51,000	50,854
Kitty Hawk Funding (Guarantor: Bank of America)
3.200%, 01/12/2009	50,000	49,813
1.450%, 01/27/2009	77,085	76,908
Market Street Funding
2.800%, 12/08/2008	40,000	39,978
4.100%, 01/08/2009	5,000	4,978
4.250%, 01/09/2009	125,000	124,424
Old Line Funding
3.050%, 12/01/2008	20,072	20,072
1.050%, 12/22/2008	35,946	35,924
4.200%, 01/05/2009	30,000	29,877
3.500%, 01/07/2009	65,000	64,766
2.000%, 02/02/2009	45,334	45,175
1.500%, 02/10/2009	69,000	68,796
Ranger Funding
1.000%, 12/19/2008	50,000	49,975
3.450%, 01/12/2009	141,238	140,670
1.400%, 01/27/2009	50,000	49,889
2.250%, 01/27/2009	75,000	74,733
1.800%, 02/02/2009	50,000	49,843
Sheffield Receivables
2.750%, 12/02/2008	28,245	28,243
4.250%, 12/09/2008	60,000	59,943
1.500%, 01/08/2009	25,000	24,960
3.500%, 01/13/2009	185,000	184,227
1.550%, 01/15/2009	50,000	49,903
Starbird Funding
1.500%, 12/18/2008	23,000	22,984
2.300%, 01/08/2009	25,000	24,939
2.250%, 01/15/2009	100,000	99,719
2.250%, 01/30/2009	100,000	99,625
2.350%, 02/11/2009	100,000	99,530
Thames Asset Global Securitization
1.750%, 01/07/2009	75,000	74,865
1.500%, 01/20/2009	50,000	49,896
Thunder Bay Funding
2.700%, 12/11/2008	23,613	23,595
3.950%, 12/19/2008	45,000	44,911
4.100%, 01/05/2009	52,000	51,793
1.500%, 01/13/2009	40,000	39,928
1.500%, 02/04/2009	101,864	101,588
1.500%, 02/09/2009	75,000	74,781
Windmill Funding
4.450%, 12/04/2008	40,000	39,985
1.750%, 02/05/2009	125,000	124,599
1.580%, 02/11/2009	50,000	49,842
		4,498,871
Non Asset-Backed - 14.0%
3M
1.650%, 01/05/2009	100,000	99,840
Abbey National
2.920%, 03/09/2009	75,000	74,404
2.920%, 03/10/2009	75,000	74,398
Allied Irish Bank NY
3.030%, 12/12/2008	50,000	49,954
1.750%, 12/29/2008	75,000	74,898
3.050%, 02/27/2009	100,000	99,254
Bank of America
0.300%, 12/01/2008	100,000	100,000
Bank of Ireland
1.280%, 12/29/2008	50,000	49,950
Bank of Montreal
2.905%, 12/04/2008	50,000	49,988
Bank of Nova Scotia
2.700%, 12/01/2008	50,000	50,000
BNP Paribas NY
3.035%, 02/19/2009	75,000	74,494
Coca Cola
1.250%, 02/03/2009 ■	48,000	47,893
Credit Suisse NY
1.750%, 01/28/2009	100,000	99,694
Danske Bank
2.730%, 12/05/2008 ■	45,000	44,986
2.500%, 01/23/2009 ■	75,000	74,724
2.320%, 02/03/2009 ■	75,000	74,691
1.990%, 02/10/2009 ■	50,000	49,804
Deutsche Bank
0.650%, 12/01/2008	200,000	200,000
Dexia Delaware
2.765%, 12/01/2008	50,000	50,000
2.760%, 12/05/2008	70,000	69,978
2.780%, 12/12/2008 ∞	50,000	49,957
Eli Lilly
1.350%, 01/05/2009 ■	76,300	76,200
1.400%, 01/20/2009 ■	165,000	164,679
Fortis Bank
2.955%, 01/21/2009 ∞	100,000	99,581
HSBC
2.750%, 12/01/2008	60,000	60,000
2.950%, 03/12/2009	100,000	99,172
JP Morgan
0.500%, 12/01/2008	75,000	75,000
KBC Financial Products International
2.990%, 12/04/2008 ■	50,000	49,988
2.965%, 12/08/2008 ■	50,000	49,971
Lloyds Bank NY
2.640%, 12/01/2008	100,000	100,000
Nordea Bank NY
1.280%, 12/30/2008	75,000	74,923
1.960%, 01/21/2009	75,000	74,792
Procter & Gamble
1.050%, 12/05/2008	45,700	45,695
1.050%, 12/08/2008	40,000	39,994
1.250%, 01/14/2009	33,300	33,253
1.150%, 01/22/2009	75,000	74,848
Societe Generale
0.600%, 12/01/2008	100,000	100,000
0.650%, 12/01/2008	275,000	275,000
Svenska Handelsbanken NY
2.690%, 12/12/2008	60,000	59,951
Sysco
0.650%, 12/01/2008 ■	50,000	50,000
Toronto Dominion Bank
1.000%, 12/24/2008 ■	50,000	49,968
Total Capital
0.750%, 12/01/2008 ■	200,000	200,000
Toyota Motor Credit
2.760%, 03/06/2009	100,000	99,272
Wal-Mart Stores
0.350%, 12/03/2008	30,000	29,999
		3,541,193
Total Commercial Paper
(Cost $8,040,064)		8,040,064

Certificates of Deposit - 20.3%
Abbey National
3.030%, 01/09/2009	100,000	100,000
4.159%, 01/22/2009 r	100,000	100,000
2.531%, 02/28/2009 r	75,000	75,000
Allied Irish Bank NY
1.300%, 12/24/2008	100,000	100,000
2.100%, 01/13/2009	100,000	100,000
Bank of Ireland
2.030%, 01/26/2009	100,000	100,000
3.665%, 01/30/2009 r	22,500	22,536
Bank of Montreal Chicago
2.973%, 12/04/2008 r	100,000	100,000
Bank of Nova Scotia
1.150%, 12/22/2008	60,000	60,000
1.050%, 12/26/2008	75,000	75,000
1.900%, 02/11/2009	100,000	100,000
Bank of Scotland NY
3.170%, 12/09/2008 ∞	50,000	50,000
3.025%, 12/23/2008 ∞	100,000	100,000
3.100%, 01/08/2009	100,000	100,000
Barclays Bank NY
1.600%, 12/22/2008	100,000	100,000
3.090%, 02/20/2009	75,000	75,000
3.160%, 02/27/2009	100,000	100,000
3.670%, 07/16/2009	150,000	150,000
BNP Paribas NY
3.120%, 12/15/2008	100,000	100,000
1.330%, 12/18/2008	75,000	75,000
Calyon NY
1.200%, 12/19/2008	75,000	75,000
3.120%, 01/12/2009	100,000	100,000
2.200%, 02/17/2009	125,000	125,000
3.090%, 02/23/2009	125,000	125,000
CitiBank
2.740%, 12/09/2008	75,000	75,000
Credit Suisse NY
3.050%, 01/15/2009	100,000	100,000
3.050%, 01/16/2009	75,000	75,000
Deustche Bank
3.414%, 12/25/2008 r	150,000	150,000
Fortis Bank
3.130%, 02/10/2009 ∞	65,000	65,000
Lloyds Bank NY
1.360%, 12/18/2008	198,500	198,501
Marshall & Ilsley
4.840%, 01/17/2009 ∞ r	100,000	100,000
National Australia Bank
2.780%, 12/01/2008	100,000	100,000
3.050%, 01/07/2009	125,000	125,000
Natixis Banques NY
2.850%, 12/09/2008	75,000	75,000
3.070%, 01/09/2009	114,000	114,000
3.170%, 02/18/2009	150,000	150,002
Nordea Bank NY
2.030%, 01/16/2009	75,000	75,000
2.050%, 02/11/2009	100,000	100,000
PNC Bank
2.710%, 12/08/2008	75,000	75,000
4.159%, 01/22/2009 r	100,000	100,000
3.736%, 01/23/2009 r	50,000	50,000
Rabobank
1.000%, 12/22/2008	100,000	100,000
2.950%, 02/17/2009	48,500	48,495
2.900%, 03/09/2009	50,000	50,000
Royal Bank of Canada
3.215%, 01/02/2009 r	65,500	65,500
Royal Bank of Scotland
1.350%, 12/23/2008	75,000	75,000
Societe Generale
2.900%, 12/08/2008	26,300	26,299
Svenska Handelsbanken NY
1.150%, 12/22/2008	100,000	100,000
Toronto Dominion Bank
1.010%, 12/19/2008	100,000	100,000
2.950%, 01/22/2009	75,000	75,000
2.950%, 02/27/2009	60,000	60,000
2.900%, 03/09/2009	100,000	100,000
UBS Finance
2.870%, 12/04/2008	187,600	187,622
3.140%, 03/11/2009	150,000	150,000
Westpac Bank NY
2.960%, 03/05/2009	49,700	49,700
Total Certificate of Deposit
(Cost $5,122,655)		5,122,655

U.S. Government Agency Obligations - 20.3%
U.S. Agency Debentures - 20.3%
Federal Farm Credit Bank
1.511%, 12/26/2008 r	150,000	149,986
Federal Home Loan Bank
0.810%, 12/01/2008 r	304,000	304,000
0.895%, 12/01/2008 r	199,700	199,700
3.809%, 12/30/2008 r	100,000	100,000
4.449%, 01/13/2009 r	245,000	245,313
2.419%, 01/21/2009 	50,000	49,830
3.585%, 01/30/2009 r	800,000	800,000
3.009%, 02/05/2009 r	330,000	330,000
2.318%, 02/10/2009 r	150,000	149,978
2.204%, 02/19/2009 r	100,000	99,958
2.812%, 03/17/2009 	75,000	74,393
2.650%, 03/17/2009	12,985	12,985
2.580%, 03/24/2009	270,000	270,000
Federal Home Loan Mortgage Corporation
1.240%, 12/10/2008 	75,000	74,975
2.745%, 01/12/2009 	47,730	47,578
2.155%, 01/12/2009 	50,000	49,874
3.645%, 01/30/2009 r	300,000	300,000
1.004%, 02/03/2009 	50,000	49,911
1.004%, 02/04/2009 	75,000	74,865
2.806%, 02/10/2009 	100,000	99,456
2.851%, 02/17/2009 	75,000	74,545
2.841%, 02/17/2009 	49,300	49,002
2.912%, 02/23/2009 	54,230	53,869
1.111%, 03/03/2009 	150,000	149,578
2.861%, 03/09/2009 	100,000	99,238
1.114%, 03/25/2009 	50,000	49,826
1.117%, 05/11/2009 	78,000	77,616
Federal National Mortgage Association
0.780%, 12/01/2008 r	100,000	99,991
0.835%, 12/01/2008 r	100,000	100,000
2.823%, 01/16/2009 	100,000	99,642
2.180%, 02/12/2009 r	700,000	698,657
1.059%, 02/25/2009 	20,000	19,950
1.736%, 05/29/2009 	50,000	49,577
Total U.S. Government Agency Obligations
(Cost $5,104,293)		5,104,293

Corporate Notes - 17.0%
3M
5.827%, 12/12/2008	150,000	150,063
Allstate Global Funding
3.454%, 02/26/2009 r	174,000	174,000
Bank of America
2.906%, 02/06/2009 r	100,000	100,000
Bank of Nova Scotia
4.570%, 01/09/2009 ■ r	130,000	129,992
Bayerische Landesbank NY
1.459%, 12/24/2008 r	175,000	175,002
1.459%, 12/24/2008 r	175,000	175,000
BNP Paribas NY
1.411%, 12/25/2008 ■ r	124,000	124,000
BP Capital Markets
2.918%, 12/09/2008 r	149,000	149,000
Commonwealth Bank
2.816%, 12/18/2008 ■ r	45,000	45,001
4.350%, 01/01/2009 ■ r	59,000	59,000
3.443%, 02/03/2009 ■ r	75,000	75,000
Danske Bank
4.850%, 01/17/2009 ■ r	100,000	100,000
2.526%, 02/18/2009 ■ r	100,000	100,000
General Electric Capital Corporation
1.788%, 12/09/2008 ∞ r	200,000	200,000
1.439%, 12/24/2008 ∞ r	100,000	100,000
Goldman Sachs
3.535%, 01/25/2009 ∞ r	100,000	100,000
Hartford Life Global Funding
3.200%, 12/01/2008 ∞ r	100,000	100,000
HSBC
5.219%, 01/14/2009 r	100,000	100,000
ING Bank
3.119%, 12/16/2008 ■ r	75,000	75,000
3.726%, 12/26/2008 ■ r	75,000	75,000
JP Morgan
1.461%, 12/26/2008 r	25,000	24,965
Lloyds Bank NY
2.806%, 02/07/2009 ■ r	100,000	100,000
MetLife Global Funding
2.228%, 12/07/2008 ■ r	85,000	85,000
3.194%, 12/12/2008 ■ r	100,000	100,000
Morgan Stanley Dean Witter
1.573%, 12/15/2008 ∞ r	100,000	100,000
1.521%, 12/26/2008 ∞ r	95,000	95,000
National Australia Bank
4.544%, 01/07/2009 r	75,000	75,000
Nordea Bank NY
3.891%, 01/24/2009 r	99,000	99,000
Procter & Gamble
2.844%, 12/09/2008 r	75,000	75,000
2.309%, 02/19/2009 r	75,000	75,000
Rabobank
2.578%, 02/11/2009 ■ r	150,000	150,000
Royal Bank of Canada
2.449%, 02/15/2009 ■ r	124,000	124,000
Royal Bank of Scotland
3.219%, 12/15/2008 ■ r	159,000	159,000
Svenska Handelsbanken NY
3.885%, 01/25/2009 ■ r	149,000	149,000
Toyota Motor Credit
0.980%, 12/01/2008 r	100,000	100,000
1.030%, 12/01/2008 r	100,000	100,000
Wal-Mart Stores
5.748%, 06/01/2009	100,000	101,525
Wells Fargo Bank
2.458%, 12/07/2008 r	100,000	100,000
Westpac Bank NY
4.719%, 01/21/2009 ■ r	75,000	75,000
2.856%, 02/06/2009 ■ r	100,000	99,993
Total Corporate Notes
(Cost $4,293,541)		4,293,541

Money Market Funds - 3.4%	SHARES
DWS Money Market	427,504,000	427,504
Goldman Sachs Money Market	430,000,000	430,000
Total Money Market Funds
(Cost $857,504)		857,504

Time Deposit - 1.8%	PAR
Branch Bank
0.188%, 12/01/2008
(Cost $453,859)	$453,859	$453,859

Extendible Floating Rate Corporate Notes r - 1.5%
Bank of America
4.350%, 01/03/2009	100,000	100,000
National Australia Bank
3.025%, 12/06/2008 ■	125,000	125,000
Pricoa Global Funding
2.445%, 02/13/2009 ■ ∞	50,000	50,000
Wells Fargo
1.573%, 12/15/2008 ■	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $375,000)		375,000

Repurchase Agreements - 3.7%
Bank of America
0.250%, dated 11/28/2008, matures 12/01/2008,
repurchase price $610,010 (collateralized by Various securities:
Total market value $622,167)	609,997	609,997
Bank of America
0.150%, dated 11/28/2008, matures 12/01/2008,
repurchase price $322,515 (collateralized by Various securities:
Total market value $328,961)	322,511	322,511
Total Repurchase Agreements
(Cost $932,508)		932,508
Total Investments ◆ - 99.9%
(Cost $25,179,424)		25,179,424
Other Assets and Liabilities, Net - 0.1%		20,923
Total Net Assets - 100.0%		$25,200,347

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify

■
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of November 30, 2008, the value of these investments was $7,531,761 or 29.9% of total net assets.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2008 the value of these investments was $1,209,538 or 4.8% of total net assets.
r	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2008. The date shown is the next reset date.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $25,179,424. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$857,504
Level 2 - Other significant observable inputs	24,321,920
Level 3 - Significant unobservable inputs	—
Total	$25,179,424

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 94.2%
Arizona - 0.8%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyd's Bank)
1.097%, 12/05/2008 r	$10,965	$10,965
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.957%, 12/05/2008 r	950	950
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
0.997%, 12/05/2008 r	8,700	8,700
		20,615
Arkansas - 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
1.047%, 12/05/2008 r	6,390	6,390

California - 2.3%
Alameda-Contra Costa Schools Financing Authority, Series K (Certificate of Participation) (LOC: KBC Bank)
1.346%, 12/05/2008 r	4,900	4,900
California Educational Facilities Authority, Chapman University (LOC: Allied Irish Bank)
0.698%, 12/05/2008 r	2,260	2,260
California Infrastructure & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
0.698%, 12/05/2008 r	1,470	1,470
California State Economic Recovery, Series C-11 (General Obligation) (LOC: BNP Paribas)
0.499%, 12/05/2008 r	24,000	24,000
California Statewide Communities Development Authority, Retirement Housing Foundation (LOC: KBC Bank)
0.698%, 12/05/2008 r	10,000	10,000
California Statewide Communities Development Authority, Sweep Loan Program, Series B (LOC: Citibank)
0.559%, 12/05/2008 r	2,950	2,950
Los Angeles Wastewater System Revenue, Series A (LOC: Bank of Nova Scotia)
0.499%, 12/05/2008 r	7,400	7,400
Sacramento Suburban Water District, Series A-2 (Certificate of Participation) (LOC: Allied Irish Bank)
0.519%, 12/05/2008 r	6,550	6,550
		59,530
Colorado - 1.3%
Colorado Educational & Cultural Facilities, Clayford Still Museum Project (LOC: Wells Fargo Bank)
0.957%, 12/05/2008 r	2,000	2,000
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
1.147%, 12/05/2008 r	4,885	4,885
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
0.957%, 12/05/2008 r	1,200	1,200
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	4,850	4,850
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
1.097%, 12/05/2008 r	4,400	4,400
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	7,025	7,025
Colorado Health Facilities Authority, Evangelical (LOC: Allied Irish Bank)
0.808%, 12/05/2008 r	7,300	7,300
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.957%, 12/05/2008 r	1,400	1,400
		33,060
Delaware - 0.3%
Delaware Economic Development Authority, Goodwill Industries Project (LOC: PNC Bank)
0.848%, 12/05/2008 r	3,145	3,145
Delaware Economic Development Authority, Hospital Billing, Series C (LOC: J.P. Morgan Chase Bank)
0.648%, 12/05/2008 r	5,000	5,000
		8,145
District of Columbia - 0.2%
District of Columbia, American Public Health Association (LOC: Bank of America)
0.997%, 12/05/2008 r	3,785	3,785

Florida - 6.3%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.898%, 12/01/2008 r	9,400	9,400
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
0.898%, 12/05/2008 r	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
0.898%, 12/05/2008 r	5,000	5,000
Hillsborough Community College (LOC: Bank of America)
1.027%, 12/05/2008 r	14,260	14,260
Jacksonville Health Facilities Authority, Baptist Hospital Revenue, Series C (LOC: Bank of America) (INS: FSA)
0.898%, 12/01/2008 r	12,430	12,430
JEA District Energy System, Series A (LOC: State Street Bank & Trust)
0.828%, 12/05/2008 r	4,600	4,600
Lakeland Energy System, Series A (LOC: BNP Paribas)
0.798%, 12/05/2008 r	20,400	20,400
Orange County Industrial Development Authority, Lake Highland School (LOC: Bank of America)
0.997%, 12/05/2008 r	8,600	8,600
Palm Beach County Health (Commercial Paper)
0.997%, 04/02/2009	59,800	59,800
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
1.047%, 12/05/2008 r	2,040	2,040
Palm Beach County, Pine Crest Preparatory (LOC: Bank of America)
0.997%, 12/05/2008 r	10,000	10,000
Port Orange, Palmer College Project (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	9,185	9,185
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank)
1.097%, 12/05/2008 r	2,985	2,985
		164,200
Idaho - 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
1.097%, 12/05/2008 r	2,670	2,670

Illinois - 11.6%
Chicago Wastewater Transmission, Subseries C-1 (LOC: Harris Bank)
0.848%, 12/01/2008 r	12,000	12,000
Chicago Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.848%, 12/01/2008 r	10,500	10,500
Cook County (General Obligation)
3.000%, 08/03/2009	5,000	5,047
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.848%, 12/05/2008 r	13,600	13,600
Elmhurst Joint Commission Accreditation (LOC: J.P. Morgan Chase Bank)
1.097%, 12/05/2008 r	5,250	5,250
Illinois Development Finance Authority (LOC: Northern Trust)
0.898%, 12/05/2008 r	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.798%, 12/05/2008 r	4,500	4,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank)
1.097%, 12/05/2008 r	7,740	7,740
Illinois Development Finance Authority, British Home For Retired Men (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	2,320	2,320
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	4,000	4,000
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.848%, 12/05/2008 r	6,255	6,255
Illinois Development Finance Authority, Mount Caramel High School Project (LOC: J.P. Morgan Chase Bank)
0.848%, 12/05/2008 r	3,000	3,000
Illinois Development Finance Authority, Sinai Community Institution Project (LOC: LaSalle Bank)
0.947%, 12/05/2008 r■	3,300	3,300
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	4,675	4,675
Illinois Development Finance Authority, St. Paul's House Project (LOC: LaSalle Bank)
0.848%, 12/05/2008 r	4,915	4,915
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	3,375	3,375
Illinois Development Finance Authority, Westside Health Authority (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	2,670	2,670
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
0.848%, 12/05/2008 r■	1,800	1,800
Illinois Educational Facilities Authority, National Louis University, Series B (LOC: J.P. Morgan Chase Bank)
0.997%, 12/05/2008 r	6,360	6,360
Illinois Finance Authority, Chicago Horticultural Project (LOC: J.P. Morgan Chase Bank)
0.848%, 12/05/2008 r	9,000	9,000
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
0.848%, 12/05/2008 r	2,500	2,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	2,800	2,800
Illinois Finance Authority, North Park University Project (LOC: J.P. Morgan Chase Bank)
0.798%, 12/05/2008 r	13,000	13,000
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.798%, 12/05/2008 r	3,510	3,510
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.798%, 12/05/2008 r	6,910	6,910
Illinois Finance Authority, Northwestern University, Series A
0.399%, 12/05/2008 r	20,300	20,300
Illinois Finance Authority, Northwestern University, Series B
0.399%, 12/05/2008 r	43,155	43,155
0.648%, 12/05/2008 r	14,000	14,000
Illinois Finance Authority, Northwestern University, Series C
0.399%, 12/05/2008 r	6,000	6,000
Illinois Finance Authority, Proctor Hospital, Series B (LOC: J.P. Morgan Chase Bank)
0.928%, 12/05/2008 r	500	500
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
1.097%, 12/05/2008 r	21,050	21,050
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
1.097%, 12/05/2008 r	6,755	6,755
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.848%, 12/05/2008 r	2,000	2,000
Illinois Health Facilities Authority, Lutheran Home and Services Project (LOC: Allied Irish Bank)
1.097%, 12/05/2008 r	12,505	12,505
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	10,400	10,400
Illinois Health Facilities Authority, Series C (LOC: J.P. Morgan Chase Bank)
0.898%, 12/05/2008 r	11,150	11,150
McCook Revenue, St. Andrew Society, Series B (LOC: Northern Trust)
1.017%, 12/05/2008 r	1,700	1,700
Naperville Heritage YMCA Group (LOC: Citibank)
0.917%, 12/05/2008 r	7,000	7,000
Niles Educational Facilities, Notre Dame High School Project (LOC: LaSalle Bank)
0.997%, 12/05/2008 r■	1,800	1,800
		300,842
Indiana - 4.7%
Indiana Development Finance Authority, Educational Facilities (LOC: Bank One)
0.898%, 12/05/2008 r■	3,600	3,600
Indiana Finance Authority, Environmental Revenue (LOC: Royal Bank of Scotland)
0.798%, 12/05/2008 r	2,900	2,900
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.648%, 12/05/2008 r	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: J.P. Morgan Chase Bank)
0.818%, 12/05/2008 r	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series I (LOC: Wells Fargo Bank)
0.768%, 12/05/2008 r	3,600	3,600
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.850%, 12/05/2008 r	4,000	4,000
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.997%, 12/05/2008 r	6,800	6,800
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.698%, 12/05/2008 r	7,000	7,000
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.997%, 12/05/2008 r	7,350	7,350
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.997%, 12/05/2008 r	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	4,625	4,625
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
1.097%, 12/05/2008 r	15,700	15,700
Indianapolis Local Public Improvement Bond Bank, Series 2007-J2
2.950%, 01/08/2009	45,000	45,000
		122,995
Iowa - 3.1%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
1.197%, 12/01/2008 r	17,780	17,780
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
1.197%, 12/01/2008 r	17,100	17,100
Iowa Financial Authority, Health Facilities, Great River Medical Center Project (LOC: Allied Irish Bank)
1.197%, 12/01/2008 r	15,575	15,575
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.957%, 12/05/2008 r	930	930
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.997%, 12/05/2008 r	8,670	8,670
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.997%, 12/05/2008 r	6,000	6,000
Iowa Higher Education Loan Authority, Private College Project (J.P. Morgan Chase Bank)
1.227%, 12/01/2008 r	3,000	3,000
Iowa Higher Education Loan Authority, St. Ambrose University (LOC: Northern Trust)
1.197%, 12/01/2008 r	10,000	10,000
		79,055
Kansas - 0.5%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
1.047%, 12/05/2008 r	7,960	7,960
University of Kansas Hospital Authority Health Facilities (LOC: Harris Bank)
1.197%, 12/01/2008 r	3,420	3,420
Wamego Pollution Control, Utilicorp Project (LOC: Citibank)
0.898%, 12/05/2008 r	2,300	2,300
		13,680
Louisiana - 0.9%
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank)
0.848%, 12/05/2008 r	5,900	5,900
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries, Series C (LOC: Allied Irish Bank)
1.097%, 12/05/2008 r	17,975	17,975
		23,875
Maryland - 1.7%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	1,500	1,500
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.997%, 12/05/2008 r	19,330	19,330
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: J.P. Morgan Chase Bank)
0.798%, 12/05/2008 r	20,750	20,750
		44,580
Massachusetts - 5.6%
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.798%, 12/05/2008 r	5,000	5,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.798%, 12/05/2008 r	5,555	5,555
Massachusetts State Development Finance Agency, Harvard University, Series B-2
0.399%, 12/05/2008 r	6,550	6,550
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
0.878%, 12/05/2008 r	5,250	5,250
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.848%, 12/05/2008 r	4,000	4,000
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.499%, 12/05/2008 r	27,810	27,810
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.499%, 12/05/2008 r	13,375	13,375
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series GG-1
0.499%, 12/05/2008 r	14,250	14,250
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.499%, 12/05/2008 r	8,450	8,450
Massachusetts State, Series C (General Obligation) (SPA: State Street Bank & Trust)
1.047%, 12/05/2008 r	56,000	56,000
		146,240
Michigan - 0.8%
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank)
1.127%, 12/05/2008 r	11,100	11,100
Michigan Higher Educational Facilities Authority, Albion College (LOC: J.P. Morgan Chase Bank)
0.997%, 12/05/2008 r	2,625	2,625
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank)
1.097%, 12/05/2008 r	8,055	8,055
		21,780
Minnesota - 7.0%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
1.067%, 12/05/2008 r	14,505	14,505
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.748%, 12/05/2008 r	28,150	28,150
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B1 (LOC: Bank of New York)
0.648%, 12/05/2008 r■	48,000	48,000
Minneapolis Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
0.758%, 02/26/2009 r	1,455	1,455
Minneapolis Health Care System Revenue, Fairview Health Services, Series E (LOC: Wells Fargo Bank)
0.648%, 12/05/2008 r	6,500	6,500
Minnesota State (General Obligation)
5.000%, 08/01/2009	10,445	10,682
5.000%, 08/01/2009	3,000	3,071
5.000%, 10/01/2009	6,500	6,715
Minnesota State Higher Education Facilities Authority, St. Catherine, Series 5-N2 (LOC: Allied Irish Bank)
0.908%, 12/05/2008 r	3,100	3,100
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
1.197%, 12/05/2008 r	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
1.047%, 12/28/2008 r	1,750	1,750
University of Minnesota, Series A
0.598%, 12/05/2008 r	17,300	17,300
University of Minnesota, Series A (Commercial Paper)
1.500%, 12/05/2008	15,000	15,000
University of Minnesota, Series B (Commercial Paper)
1.500%, 12/05/2008	7,330	7,330
University of Minnesota, Series C (Commercial Paper)
0.800%, 01/05/2009	10,000	10,000
		182,258
Missouri - 2.1%
Independence Industrial Development Authority, Groves & Graceland, Series A (LOC: Bank of America)
0.997%, 12/01/2008 r	2,155	2,155
Missouri State Health & Educational Facilities (LOC: Bank One)
0.898%, 12/05/2008 r	6,990	6,990
Missouri State Health & Educational Facilities, Barnes Hospital Project (J.P. Morgan Chase Bank)
0.878%, 12/05/2008 r	14,300	14,300
Missouri State Health & Educational Facilities, Children's Mercy Hospital, Series A (LOC: UBS)
1.047%, 12/05/2008 r	3,700	3,700
Missouri State Health & Educational Facilities, Children's Mercy Hospital, Series B (LOC: UBS)
1.047%, 12/05/2008 r	9,800	9,800
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
1.227%, 12/01/2008 r	16,290	16,290
		53,235
Montana - 0.4%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.848%, 12/01/2008 r	260	260
Montana State Department of Transportation, Highway 93 Construction
3.500%, 06/01/2009	1,120	1,129
Richland County Hospital, Sidney Health Center, Series A (LOC: Allied Irish Bank)
1.127%, 12/05/2008 r	9,685	9,685
		11,074

Nevada - 0.2%
Reno (LOC: Bank of New York)
3.989%, 12/01/2008 r	4,925	4,925

New Hampshire - 0.3%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.997%, 12/05/2008 r	8,820	8,820

New Jersey - 2.8%
Hudson County Improvement Authority (LOC: Bank of New York)
1.047%, 12/05/2008 r	14,335	14,335
Mercer County Improvement Authority, Atlantic Foundation Project (LOC: Bank of America)
0.698%, 12/01/2008 r	4,745	4,745
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
0.918%, 12/05/2008 r	17,720	17,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
0.918%, 12/05/2008 r	23,000	23,000
Salem County Pollution Control Financing Authority, Series B1 (LOC: Bank of Nova Scotia)
1.250%, 01/06/2009	8,000	8,000
Salem County Pollution Control Financing Authority, Series B2 (LOC: Bank of Nova Scotia)
0.648%, 12/05/2008 r	5,000	5,000
		72,800
New Mexico - 0.3%
New Mexico Finance Authority, State Transportation, Subseries B-1 (LOC: State Street Bank & Trust)
0.898%, 12/05/2008 r	8,800	8,800

New York - 4.9%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.947%, 12/05/2008 r	19,150	19,150
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.698%, 12/05/2008 r	34,875	34,875
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyd's Bank)
0.947%, 12/05/2008 r	8,800	8,800
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
1.446%, 12/05/2008 r	12,300	12,300
New York City Industrial Development Agency, Touro College (J.P. Morgan Chase Bank)
0.748%, 12/05/2008 r	2,700	2,700
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
0.798%, 12/05/2008 r	900	900
New York State Dormitory Authority, Fordham University, Series A-2 (LOC: Allied Irish Bank)
0.549%, 12/05/2008 r	6,100	6,100
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.698%, 12/05/2008 r	4,400	4,400
New York, Subseries E5 (General Obligation) (LOC: J.P. Morgan Chase Bank)
0.748%, 12/01/2008 r	4,200	4,200
0.748%, 12/01/2008 r	1,500	1,500
Oneida County Industrial Development Agency, Preswick Glen Civic Facility (LOC: Sovereign Bank) (LOC: Lloyd's Bank)
0.918%, 12/05/2008 r	5,000	5,000
Suffolk County Industrial Development Agency, St. Anthony's High School (LOC: Sovereign Bank) (LOC: KBC Bank)
0.918%, 12/05/2008 r	2,500	2,500
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.918%, 12/05/2008 r	23,500	23,500
		125,925
North Carolina - 2.4%
Mecklenburg County, Series C (General Obligation)
5.000%, 02/01/2009	8,000	8,045
Moore County Industrial Facilities & Pollution Control Financing Authority, Perdue Farms (LOC: Rabobank)
0.997%, 12/05/2008 r	4,850	4,850
North Carolina Capital Facilities Finance Agency, Aquarium Society Project (LOC: Bank of America)
0.997%, 12/05/2008 r	8,235	8,235
North Carolina Capital Facilities Finance Agency, Charlotte Country Day School (LOC: Bank of America)
0.997%, 12/05/2008 r	3,130	3,130
North Carolina Educational Facilities Finance Agency, Wingate University (LOC: Bank of America)
1.027%, 12/05/2008 r	3,000	3,000
North Carolina Medical Care Community Health Care Facilities, Carolina Meadows (LOC: Allied Irish Bank)
1.047%, 12/05/2008 r	19,235	19,235
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.997%, 12/05/2008 r	280	280
Wake County (General Obligation)
3.500%, 10/15/2009	16,000	16,247
		63,022
North Dakota - 0.1%
Mercer County Pollution Control (LOC: LaSalle Bank)
1.247%, 12/05/2008 r	3,600	3,600

Ohio - 1.6%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
1.167%, 12/05/2008 r	5,900	5,900
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank)
1.167%, 12/05/2008 r	15,860	15,860
Ohio State, Series 1925 (General Obligation)
1.117%, 12/05/2008 r■	2,425	2,425
Richland County Health Care Facilities, Wesleyan, Series B (LOC: J.P. Morgan Chase Bank)
1.027%, 12/05/2008 r	900	900
Rickenbacker Port Authority Capital Funding
1.107%, 12/05/2008 r■	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
0.997%, 12/05/2008 r	9,470	9,470
		41,115
Oklahoma - 0.5%
Oklahoma State Development Finance Authority, Duncan Regional Hospital (LOC: Bank of America)
1.227%, 12/01/2008 r	10,000	10,000
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
1.047%, 12/05/2008 r	2,420	2,420
		12,420
Oregon - 2.1%
Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
1.097%, 12/05/2008 r	20,615	20,615
Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.798%, 12/05/2008 r	8,600	8,600
Oregon State, Series A (General Obligation)
3.000%, 06/30/2009	25,000	25,185
		54,400
Pennsylvania - 5.2%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy, Series A (LOC: Barclay's Bank)
0.798%, 12/05/2008 r	7,400	7,400
Bucks County Industrial Development Authority, Hospital Revenue, Grand View Hospital, Series B (LOC: PNC Bank)
0.800%, 12/05/2008 r	8,850	8,850
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.997%, 12/05/2008 r	3,000	3,000
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.997%, 12/05/2008 r	26,000	26,000
1.097%, 12/05/2008 r	5,260	5,260
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyd's Bank)
0.997%, 12/05/2008 r	34,200	34,200
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyd's Bank)
0.997%, 12/05/2008 r	7,985	7,985
Erie Higher Education Building Authority, Gannon University, Series F (LOC: PNC Bank)
0.848%, 12/05/2008 r	2,300	2,300
Hazleton Area Industrial Development Authority, MMI Preparatory School Project (LOC: PNC Bank)
0.848%, 12/05/2008 r■	1,685	1,685
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotiabank)
0.997%, 12/05/2008 r	3,270	3,270
Montgomery County Industrial Development Authority, Archdiocese of Philadelphia (LOC: PNC Bank)
0.830%, 12/05/2008 r	13,500	13,500
Pennsylvania State, Series 11056 (General Obligation)
1.147%, 12/13/2008 r■	3,775	3,775
Quakertown, Series A (LOC: PNC Bank)
0.898%, 12/05/2008 r	3,195	3,195
Westmoreland County Industrial Development Authority, Greensburg Thermal, Series A (LOC: PNC Bank)
0.848%, 12/05/2008 r	3,715	3,715
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
1.047%, 12/05/2008 r	11,000	11,000
		135,135
Rhode Island - 1.0%
Rhode Island Health & Educational Building Revenue, Frassati Residence, Series A (LOC: Allied Irish Bank)
0.997%, 12/05/2008 r	2,200	2,200
Rhode Island Health & Educational Building Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
0.997%, 12/05/2008 r	11,285	11,285
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.947%, 12/05/2008 r	4,015	4,015
Rhode Island Health & Educational Building Revenue, St. Andrew's School (LOC: Sovereign Bank) (LOC: KBC Bank)
0.957%, 12/01/2008 r	7,395	7,395
		24,895
South Carolina - 2.8%
Beaufort County School District (General Obligation) (INS: SCSDE)
2.500%, 11/06/2009	31,000	31,270
Cherokee County Industrial Revenue, Newark Electronics Division (LOC: LaSalle Bank)
0.997%, 12/05/2008 r	6,500	6,500
South Carolina Jobs Economic Development Authority, University Housing, Series A (LOC: Bank of America)
0.997%, 12/05/2008 r	3,830	3,830
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis Bank)
1.017%, 12/05/2008 r	25,000	25,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis Bank)
1.017%, 12/05/2008 r	5,000	5,000
		71,600
Tennessee - 1.8%
Chattanooga Health Educational & Housing Facilities Board, Southern Adventist University (LOC: Bank of America)
0.997%, 12/05/2008 r	1,800	1,800
Clarksville Public Building Authority, Morristown Loans (LOC: Bank of America)
0.898%, 12/01/2008 r	18,450	18,450
Loudon Industrial Development Board Pollution Control, A.E. Stanley Manufacturing Project (LOC: Citibank)
1.030%, 12/05/2008 r■	8,100	8,100
Met Government Nashville & Davidson (LOC: Societe Generale)
1.077%, 12/05/2008 r■	7,035	7,035
Rutherford County Industrial Development - Square D Company (LOC: Societe Generale)
2.892%, 12/05/2008 r	4,800	4,800
Sevier County Public Building Authority, Series A-5 (LOC: KBC Bank)
0.997%, 12/01/2008 r	6,560	6,560
		46,745
Texas - 9.6%
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	5,530	5,530
Burleson Independent School District, Series R-11597 (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	8,020	8,020
Denton Independent School District (General Obligation) (INS: PSF-Guaranteed) (SPA: Westdeutsche Landesbank)
1.900%, 02/01/2009 ■	13,400	13,400
Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	1,990	1,990
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
1.865%, 12/05/2008 r■	1,895	1,895
Harris County (General Obligation)
3.000%, 02/26/2009	15,000	15,051
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
1.047%, 12/05/2008 r	5,000	5,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
1.107%, 12/05/2008 r	5,200	5,200
Houston Independent School District, Series 1078B (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	4,665	4,665
Houston Independent School District, Series A, Pre-refunded 02/15/2009 @ 100 (General Obligation) (INS: PSF-Guaranteed)
4.750%, 02/15/2009 ¸	10,500	10,569
Houston Independent School District, Series R-11616 (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	26,325	26,325
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.798%, 12/05/2008 r	1,500	1,500
Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	2,695	2,695
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
1.147%, 12/05/2008 r■	4,900	4,900
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
1.157%, 12/05/2008 r■	3,750	3,750
Metropolitan Higher Educational Authority, University of Dallas Project (LOC: J.P. Morgan Chase Bank)
1.047%, 12/05/2008 r	9,100	9,100
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
1.127%, 12/05/2008 r	16,455	16,455
Texas State
3.000%, 08/28/2009	52,500	53,024
University Of Texas (Commercial Paper)
0.500%, 02/18/2009	26,500	26,500
University of Texas, Series A
0.399%, 12/05/2008 r	14,955	14,955
0.698%, 12/05/2008 r	19,370	19,370
		249,894
Virginia - 3.1%
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B
4.000%, 10/01/2009	60,000	60,735
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
1.047%, 12/05/2008 r	18,330	18,330
Virginia College Building Authority Educational Facilities, Shenandoah University Project (LOC: Branch Banking & Trust)
0.997%, 12/01/2008 r	1,300	1,300
		80,365
Washington - 2.5%
King County School District (General Obligation) (INS: School Bond Guaranty)
4.000%, 06/01/2009	4,750	4,802
Seattle Municipal Light & Power (LOC: J.P. Morgan Chase Bank)
0.748%, 12/05/2008 r	1,950	1,950
Washington State (General Obligation)
1.167%, 12/05/2008 r■	2,795	2,795
Washington State Health Care Facilities Authority, Swedish Health Services (LOC: Citibank)
1.097%, 12/05/2008 r■	7,950	7,950
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
1.227%, 12/01/2008 r	2,920	2,920
Washington State Housing Finance Commission, Seattle Art Museum Project (LOC: Allied Irish Bank)
0.798%, 12/01/2008 r	5,500	5,500
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
1.097%, 12/05/2008 r	12,880	12,880
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
0.997%, 12/05/2008 r	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
1.047%, 12/05/2008 r	5,730	5,730
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.997%, 12/05/2008 r	1,000	1,000
Washington State, Series 2000A, Pre-refunded 7/1/2009 @ 100 (General Obligation)
5.625%, 07/01/2009 ¸	2,000	2,046
		65,193
Wisconsin - 2.7%
Pleasant Prairie Pollution Control (LOC: Wells Fargo Bank)
0.898%, 12/05/2008 r	9,200	9,200
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.957%, 12/05/2008 r	895	895
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.898%, 12/05/2008 r	8,000	8,000
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: J.P. Morgan Chase Bank)
0.848%, 12/05/2008 r	21,750	21,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
1.097%, 12/05/2008 r	3,520	3,520
Wisconsin State, Series R-11602 (General Obligation)
1.147%, 12/05/2008 r■	18,485	18,485
Wisconsin State, Series R-11604 (General Obligation)
1.157%, 12/05/2008 r■	7,100	7,100
		68,950
Wyoming - 0.3%
Converse County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.947%, 12/05/2008 r	2,730	2,730
Lincoln County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.947%, 12/05/2008 r	3,200	3,200
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclay's Bank)
0.838%, 12/05/2008 r	1,100	1,100
		7,030
Total Municipal Bonds
(Cost $2,443,643)		2,443,643

U.S. Government Agency Obligations - 5.7%
Federal Home Loan Bank Discount Notes
0.034%, 12/03/2008 	36,324	36,324
0.071%, 12/08/2008 	45,309	45,308
0.162%, 12/17/2008 	65,000	64,995
Total U.S. Government Agency Obligations
(Cost $146,627)		146,627

Total Investments ◆ - 99.9%
(Cost $2,590,270)		2,590,270
Other Assets and Liabilities, Net - 0.1%		2,886
Total Net Assets - 100.0%		$2,593,156

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify

r	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2008. The date shown is the next reset date.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2008, the value of these investments was $197,580 or 7.6% of total net assets.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $2,590,270.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
INS - Insured
LOC - Letter of Credit
PSF - Permanent School Fund
SCSDE - South Carolina School District Credit Enhancement Program
SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$—
Level 2 - Other significant observable inputs	2,590,270
Level 3 - Significant unobservable inputs	—
Total	$2,590,270

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE s

U.S. Treasury Obligations - 33.3%
U.S. Treasury Bills U
1.116%, 01/29/2009	$800,000	$798,537
1.390%, 04/02/2009	300,000	298,587
0.980%, 04/09/2009	300,000	298,947
1.094%, 04/23/2009	450,000	448,045
1.299%, 04/29/2009	1,500,000	1,491,936
1.419%, 04/30/2009	100,000	99,409
1.079%, 05/07/2009	100,000	99,529
0.820%, 05/15/2009	222,500	221,664
0.939%, 05/21/2009	150,000	149,331
1.262%, 06/04/2009	1,100,000	1,092,865
U.S. Treasury Note
4.875%, 05/15/2009	1,000,000	1,013,156

Total U.S. Treasury Obligations		6,012,006
(Cost $6,012,006)

Repurchase Agreements - 66.7%
ABN AMRO
0.400%, dated 11/28/08, matures 12/01/2008, repurchase price $500,028
(collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Bank of America
0.150%, dated 11/28/08, matures 12/01/2008, repurchase price $627,497
(collateralized by U.S. Treasury Obligations: Total market value $640,039)	627,489	627,489
Barclays
0.200%, dated 11/28/08, matures 12/01/2008, repurchase price $2,900,048
(collateralized by U.S. Treasury Obligations: Total market value $2,958,000)	2,900,000	2,900,000
Calyon
0.280%, dated 11/28/08, matures 12/01/2008, repurchase price $700,016
(collateralized by U.S. Treasury Obligations: Total market value $714,000)	700,000	700,000
CS First Boston
0.400%, dated 11/28/08, matures 12/19/2008, repurchase price $500,000
(collateralized by U.S. Treasury Obligations: Total market value $510,001) ∞	500,000	500,000
Deutsche Bank
0.200%, dated 11/28/08, matures 12/01/2008, repurchase price $3,850,064
(collateralized by U.S. Treasury Obligations: Total market value $3,927,000)	3,850,000	3,850,000
Greenwich Capital
0.200%, dated 11/28/08, matures 12/01/2008, repurchase price $1,100,018
(collateralized by U.S. Treasury Obligations: Total market value $1,122,000)	1,100,000	1,100,000
Greenwich Capital
0.400%, dated 11/28/08, matures 12/16/2008, repurchase price $600,000
(collateralized by U.S. Treasury Obligations: Total market value $612,002) ∞	600,000	600,000
HSBC
0.200%, dated 11/28/08, matures 12/01/2008, repurchase price $1,000,017
(collateralized by U.S. Treasury Obligations: Total market value $1,020,001)	1,000,000	1,000,000
Morgan Stanley
0.150%, dated 11/28/08, matures 12/01/2008, repurchase price $250,003
(collateralized by U.S. Treasury Obligations: Total market value $257,945)	250,000	250,000
Total Repurchase Agreements
(Cost $12,027,489)		12,027,489

Total Investments ◆ - 100.0%
(Cost $18,039,495)		18,039,495
Other Assets and Liabilities, Net - (0.0)%		(5,347)
Total Net Assets - 100.0%		$18,034,148

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify t

U	Yield shown is effective yield as of November 30, 2008.
∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of November 30, 2008 the value of these investments was $1,100,000 or 6.1% of total net assets.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $18,039,495.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$—
Level 2 - Other significant observable inputs	18,039,495
Level 3 - Significant unobservable inputs	—
Total	$18,039,495

Schedule of INVESTMENTS November 30, 2008 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE s

U.S. Treasury Obligations - 95.3%
U.S. Treasury Bills U
0.502%, 12/04/2008	$194,278	$194,270
0.917%, 12/11/2008	162,192	162,151
0.265%, 12/18/2008	150,000	149,981
0.478%, 12/26/2008	270,000	269,910
0.934%, 01/02/2009	297,258	297,011
0.738%, 01/08/2009	110,000	109,914
0.502%, 01/15/2009	253,402	253,243
0.598%, 01/22/2009	161,690	161,550
0.861%, 01/29/2009	97,065	96,928
0.060%, 02/05/2009	15,000	14,998
0.545%, 02/12/2009	50,000	49,945
1.859%, 02/19/2009	10,000	9,959
1.080%, 02/26/2009	35,000	34,909
1.390%, 03/05/2009	10,000	9,964
1.004%, 04/02/2009	20,000	19,932
0.479%, 04/09/2009	10,000	9,983
0.389%, 04/16/2009	25,000	24,963
1.597%, 04/23/2009	10,000	9,937
0.645%, 04/29/2009	100,000	99,733
0.399%, 04/30/2009	6,729	6,718
0.552%, 05/07/2009	20,041	19,993
0.757%, 05/14/2009	35,016	34,895
0.615%, 05/15/2009	38,150	38,042
1.104%, 06/04/2009	20,000	19,887
Total U.S. Treasury Obligations
(Cost $2,098,816)		2,098,816
	SHARES
Money Market Fund - 4.8%
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $105,067)	105,067,062	105,067
Total Investments ◆ - 100.1%
(Cost $2,203,883)		2,203,883
Other Assets and Liabilities, Net - (0.1)%		(1,194)
Total Net Assets - 100.0%		$2,202,689

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined weekly using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.

U	Yield shown is effective yield as of November 30, 2008.
◆
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $2,203,883.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of November 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$105,067
Level 2 - Other significant observable inputs	2,098,816
Level 3 - Significant unobservable inputs	—
Total	$2,203,883

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009